Property, Equipment And Improvements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Less accumulated depreciation	$ 407,661	$ 389,233
Property, equipment and improvements, net	17,803	36,231
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, equipment and improvements, gross	143,497	143,497
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property, equipment and improvements, gross	49,696	49,696
Equipment
Property, Plant and Equipment [Line Items]
Property, equipment and improvements, gross	205,643	205,643
Computers and Software
Property, Plant and Equipment [Line Items]
Property, equipment and improvements, gross	$ 26,628	$ 26,628